Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between compensation of our CEO or Principal Executive Officer (PEO) and NEOs and certain financial performance measures of PSEG for the fiscal years ended on December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020. For further information on PSEG’s pay-for-performance
philosophy and how executive compensation aligns with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO #1 (1&2) ($)	Compensation Actually Paid to PEO #1 (1&3) ($)	Summary Compensation Table Total for PEO #2 (1&2) ($)	Compensation Actually Paid to PEO #2 (1&3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1&2) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1&3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return ($) (4)	Value of Initial Fixed $100 Investment based on Peer Group Total Shareholder Return ($) (4)	Net Income (Loss) ($ millions) (5)	Operating EPS (Non-GAAP) ($) (6)

2023	N/A	N/A	11,778,863	12,972,702	3,578,301	3,490,761	119.14	115.43	2,563	3.48

2022	12,869,210	1,495,352	9,510,542	6,408,817	2,733,718	1,371,783	114.98	121.88	1,031	3.47

2021	14,208,674	16,757,115	-	-	3,834,217	4,311,559	121.14	119.44	(648)	3.65

2020	14,308,254	21,440,227	-	-	3,677,833	4,733,261	102.37	101.68	1,905	3.43

(1)	NEOs included in these columns reflect the following:

Year	PEO#1	PEO#2	Non-PEO NEOs

2023	N/A	Mr. LaRossa	Mr. Cregg, Ms. Linde, Ms. Hanemann, and Mr. McFeaters

2022	Mr. Izzo	Mr. LaRossa	Mr. Cregg, Ms. Linde, Ms. Hanemann, and Mr. Carr

2021	Mr. Izzo	N/A	Mr. Cregg, Mr. LaRossa, Ms. Linde, and Mr. Daly

2020	Mr. Izzo	N/A	Mr. Cregg, Mr. LaRossa, Ms. Linde, and Mr. Daly

(2)	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.
(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2023, volatility between
20%-22%
and risk-free rate between
4.1%-4.7%;
(ii) for 2022, volatility between
19%-41%
and risk-free rate of 0.1%; (iii) for 2021, volatility between
30%-32%
and risk-free rate between
0.4%-0.7%;
and (iv) for 2020, volatility between
22%-24%
and risk-free rate between
4.3%-4.6%.
For PSUs with a ROIC metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 18 to the Consolidated Financial Statements included in our 2023 Form
10-K.
In calculating the “compensation actually paid” amounts reflected in the columns below, the adjustments made to the pension benefit values were computed in accordance with U.S. GAAP. For each fiscal year reflected, the “compensation actually paid” to the PEO and the average “compensation actually paid” to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of
Regulation
S-K.

	PEO#1			PEO#2

	2022 ($)	2021 ($)	2020 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total for PEO	12,869,210	14,208,674	14,308,254	11,778,863	9,510,542
Less: Grant Date Fair Value of Equity Awards and Less; Change in Actuarial Present Value of Benefits Reported in the Summary Compensation Table	(9,100,044)	(9,100,065)	(10,435,075)	(8,611,097)	(7,350,100)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year	392,466	424,401	475,639	174,497	231,485
Add: Entire Cost of Benefits Granted in an Amendment or Initiation During the Applicable Fiscal Year Attributed to Services Rendered Prior to the Amendment or Initiation	-	-	-	-	-
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	7,541,414	10,314,918	11,254,928	6,343,518	6,615,452
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(7,704,660)	(2,861,237)	1,673,319	308,466	(2,032,007)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	-	-	2,404,260	-
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(2,900,512)	2,891,656	2,923,601	789,539	(764,993)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	-	-	(785,420)	-
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	397,478	878,768	1,239,561	570,075	198,439

Compensation Actually Paid for PEO	1,495,352	16,757,115	21,440,227	12,972,702	6,408,817

	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for NEOs (other than PEO)	3,578,301	2,733,718	3,834,217	3,677,833
Less: Grant Date Fair Value of Equity Awards and Less; Change in Actuarial Present Value of Benefits Reported in the Summary Compensation Table	(2,283,846)	(1,437,564)	(1,841,049)	(2,365,541)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year	109,349	141,217	201,866	179,836
Add: Entire Cost of Benefits Granted in an Amendment or Initiation During the Applicable Fiscal Year Attributed to Services Rendered Prior to the Amendment or Initiation	-	-	-	-
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	1,638,171	1,191,343	1,929,838	2,065,496
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	142,962	(925,014)	(503,004)	406,831
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	438,642	-	-	-
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	118,477	(395,767)	528,106	508,560
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(364,013)	-	-	-
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	112,717	63,850	161,585	260,246

Compensation Actually Paid for NEOs (other than PEO)	3,490,761	1,371,783	4,311,559	4,733,261

(4)
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The Peer Group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index (Dow Jones Utilities (DJU) Index), as disclosed in our 2023 Annual Report on Form
10-K
for fiscal year ended 2023 pursuant to Item 201(e) of Regulation
S-K.

(5)	Amounts reflect PSEG’s net income as reported in our audited financial statements for the applicable year.
(6)
While we use numerous financial and
non-financial
performance measures to evaluate performance under our compensation programs,
Non-GAAP
Operating EPS is the financial performance measure that, in PSEG’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Operating EPS
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following:

Year	PEO#1	PEO#2	Non-PEO NEOs

2023	N/A	Mr. LaRossa	Mr. Cregg, Ms. Linde, Ms. Hanemann, and Mr. McFeaters

2022	Mr. Izzo	Mr. LaRossa	Mr. Cregg, Ms. Linde, Ms. Hanemann, and Mr. Carr

2021	Mr. Izzo	N/A	Mr. Cregg, Mr. LaRossa, Ms. Linde, and Mr. Daly

2020	Mr. Izzo	N/A	Mr. Cregg, Mr. LaRossa, Ms. Linde, and Mr. Daly

Peer Group Issuers, Footnote	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The Peer Group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index (Dow Jones Utilities (DJU) Index), as disclosed in our 2023 Annual Report on Form
10-K
for fiscal year ended 2023 pursuant to Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote

	PEO#1			PEO#2

	2022 ($)	2021 ($)	2020 ($)	2023 ($)	2022 ($)
Summary Compensation Table Total for PEO	12,869,210	14,208,674	14,308,254	11,778,863	9,510,542
Less: Grant Date Fair Value of Equity Awards and Less; Change in Actuarial Present Value of Benefits Reported in the Summary Compensation Table	(9,100,044)	(9,100,065)	(10,435,075)	(8,611,097)	(7,350,100)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year	392,466	424,401	475,639	174,497	231,485
Add: Entire Cost of Benefits Granted in an Amendment or Initiation During the Applicable Fiscal Year Attributed to Services Rendered Prior to the Amendment or Initiation	-	-	-	-	-
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	7,541,414	10,314,918	11,254,928	6,343,518	6,615,452
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(7,704,660)	(2,861,237)	1,673,319	308,466	(2,032,007)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	-	-	2,404,260	-
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(2,900,512)	2,891,656	2,923,601	789,539	(764,993)
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	-	-	(785,420)	-
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	397,478	878,768	1,239,561	570,075	198,439

Compensation Actually Paid for PEO	1,495,352	16,757,115	21,440,227	12,972,702	6,408,817

Non-PEO NEO Average Total Compensation Amount	$ 3,578,301	$ 2,733,718	$ 3,834,217	$ 3,677,833
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,490,761	1,371,783	4,311,559	4,733,261
Adjustment to Non-PEO NEO Compensation Footnote

	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for NEOs (other than PEO)	3,578,301	2,733,718	3,834,217	3,677,833
Less: Grant Date Fair Value of Equity Awards and Less; Change in Actuarial Present Value of Benefits Reported in the Summary Compensation Table	(2,283,846)	(1,437,564)	(1,841,049)	(2,365,541)
Add: Actuarially Determined Service Cost for Services Rendered During the Fiscal Year	109,349	141,217	201,866	179,836
Add: Entire Cost of Benefits Granted in an Amendment or Initiation During the Applicable Fiscal Year Attributed to Services Rendered Prior to the Amendment or Initiation	-	-	-	-
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	1,638,171	1,191,343	1,929,838	2,065,496
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	142,962	(925,014)	(503,004)	406,831
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	438,642	-	-	-
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	118,477	(395,767)	528,106	508,560
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(364,013)	-	-	-
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	112,717	63,850	161,585	260,246

Compensation Actually Paid for NEOs (other than PEO)	3,490,761	1,371,783	4,311,559	4,733,261

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The graph below illustrates the trend in “compensation actually paid” over the four years compared to our TSR performance, as well as TSR relative to the DJU Index. This illustrates that compensation decreased in 2021 and TSR performance increased. For 2022, compensation moved in alignment with our TSR performance, decreasing in 2022. In 2023, compensation increased in alignment wit
h our TSR performance. Our TSR performance was stronger than the DJU Index in 2020, 2021 and 2023.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Net Income (Loss)
The graph below illustrates the trend in “compensation actually paid” over the four years to our GAAP Net Income (Loss). This illustrates that in 2021 compensation moved in alignment with net income, decreasing in 2021. For 2022, compensation decreased and net income increased. For 2023, both compensation and net income increased.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs.
Non-GAAP
Operating EPS
The graph below illustrates the trend in “compensation actually paid” over the four years to our Operating EPS
(non-GAAP).
This illustrates that in 2021 compensation decreased and Operating EPS increased. For 2022, compensation moved in alignment with Operating EPS, decreasing in 2022. For 2023, our compensation increased in alignment with Operating EPS.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The graph below illustrates the trend in “compensation actually paid” over the four years compared to our TSR performance, as well as TSR relative to the DJU Index. This illustrates that compensation decreased in 2021 and TSR performance increased. For 2022, compensation moved in alignment with our TSR performance, decreasing in 2022. In 2023, compensation increased in alignment wit
h our TSR performance. Our TSR performance was stronger than the DJU Index in 2020, 2021 and 2023.

Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
below is a list of the performance measures that are considered the most important by the Company in determining executive compensation for the 2023 performance year. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures

Operating Earnings Per Share (non-GAAP)

Relative Total Shareholder Return

Return on Invested Capital

Earnings Per Share Growth

Environmental, Social, Governance (ESG) Index

Total Shareholder Return Amount	$ 119.14	114.98	121.14	102.37
Peer Group Total Shareholder Return Amount	115.43	121.88	119.44	101.68
Net Income (Loss)	$ 2,563,000,000	$ 1,031,000,000	$ (648,000,000)	$ 1,905,000,000
Company Selected Measure Amount	3.48	3.47	3.65	3.43
Volatility Minimum	20.00%	19.00%	30.00%	22.00%
Volatility Maximum	22.00%	41.00%	32.00%	24.00%
Risk Free Rate Minimum	4.10%		0.40%	4.30%
Risk Free Rate Maximum	4.70%	0.10%	0.70%	4.60%
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings Per Share (non-GAAP)
Non-GAAP Measure Description	While we use numerous financial and
non-financial
performance measures to evaluate performance under our compensation programs,
Non-GAAP
	Operating EPS is the financial performance measure that, in PSEG’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental, Social, Governance (ESG) Index
Mr. Izzo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,869,210	$ 14,208,674	$ 14,308,254
PEO Actually Paid Compensation Amount		$ 1,495,352	$ 16,757,115	$ 21,440,227
PEO Name		Mr. Izzo	Mr. Izzo	Mr. Izzo
Mr. LaRossa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,778,863	$ 9,510,542
PEO Actually Paid Compensation Amount	$ 12,972,702	$ 6,408,817
PEO Name	Mr. LaRossa	Mr. LaRossa
PEO | Mr. Izzo [Member] | Less Grant Date Fair Value Of Equity Awards And Less Change In Actuarial Present Value Of Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (9,100,044)	$ (9,100,065)	$ (10,435,075)
PEO | Mr. Izzo [Member] | Add Actuarially Determined Service Cost For Services Rendered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		392,466	424,401	475,639
PEO | Mr. Izzo [Member] | Add YearEnd Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,541,414	10,314,918	11,254,928
PEO | Mr. Izzo [Member] | Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,704,660)	(2,861,237)	1,673,319
PEO | Mr. Izzo [Member] | Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,900,512)	2,891,656	2,923,601
PEO | Mr. Izzo [Member] | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		397,478	878,768	1,239,561
PEO | Mr. LaRossa [Member] | Less Grant Date Fair Value Of Equity Awards And Less Change In Actuarial Present Value Of Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,611,097)	(7,350,100)
PEO | Mr. LaRossa [Member] | Add Actuarially Determined Service Cost For Services Rendered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,497	231,485
PEO | Mr. LaRossa [Member] | Add YearEnd Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,343,518	6,615,452
PEO | Mr. LaRossa [Member] | Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	308,466	(2,032,007)
PEO | Mr. LaRossa [Member] | Add Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,404,260
PEO | Mr. LaRossa [Member] | Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	789,539	(764,993)
PEO | Mr. LaRossa [Member] | Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(785,420)
PEO | Mr. LaRossa [Member] | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	570,075	198,439
Non-PEO NEO | Less Grant Date Fair Value Of Equity Awards And Less Change In Actuarial Present Value Of Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,283,846)	(1,437,564)	(1,841,049)	(2,365,541)
Non-PEO NEO | Add Actuarially Determined Service Cost For Services Rendered [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,349	141,217	201,866	179,836
Non-PEO NEO | Add YearEnd Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,638,171	1,191,343	1,929,838	2,065,496
Non-PEO NEO | Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,962	(925,014)	(503,004)	406,831
Non-PEO NEO | Add Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	438,642
Non-PEO NEO | Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,477	(395,767)	528,106	508,560
Non-PEO NEO | Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,013)
Non-PEO NEO | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 112,717	$ 63,850	$ 161,585	$ 260,246